CUSTOMER AND SUPPLIER CONCENTRATION	12 Months Ended
Sep. 30, 2023
CUSTOMER AND SUPPLIER CONCENTRATION
CUSTOMER AND SUPPLIER CONCENTRATION

NOTE 17 – CUSTOMER AND SUPPLIER CONCENTRATION

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

The Company had no such significant customer who account for greater than 10% of the company’s revenue for the fiscal year ended September 30, 2023 and 2022. The Company had no customer who accounted for more than 10% of total accounts receivables as of September 30, 2023 and 2022

For the year ended September 30, 2023, two suppliers accounted for 29.70% and 22.51% of the Company’s total raw material purchase, respectively. The Company had two suppliers who accounted for more than 10% of total accounts payable as of September 30, 2023, the suppliers had accounts payable balance of $260,143 and $250,080 which represents 10.63% and 10.22% of total accounts payable, respectively. For the year ended September 30, 2022, two suppliers accounted for 37.24% and 27.07% of the Company’s total raw material purchase, respectively. The Company had two suppliers who accounted for more than 10% of total accounts payable as of September 30, 2022, the suppliers had accounts payable balance of $285,904 and $219,703 which represents 13.59% and 10.44% of total accounts payable, respectively. The Company believes there are numerous other suppliers that could substitute the current significant vendors should they become unavailable or non-competitive.